Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries and VIEs	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Baytao	New York, USA	80%
Color China	Hong Kong	100%
BVI-ACM(1)	British Virgin Island	100%
China-ACMH(1)	Beijing, China	100%
Xin Ao(1)	Beijing, China	VIE

(1)	The Company sold BVI-ACM and its subsidiaries to two former officers (CEO and CFO) who collectively held less than 5% ordinary shares of the Company currently for $600,000 in May 2020. See Note 4 – Discontinued operations for details.

Schedule of estimated useful lives of assets
Useful life
Performance equipment	10 years
Office equipment	5 years